Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments under Non-cancelable Operating Leases Agreements	Future minimum payments under these non-cancellable agreements are as follows:

Operating lease obligations
RMB
For the year ended March 31,
2021	26,213
2022	21,368

Total	47,581